Balance sheet - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	R$ 3,775,093	R$ 6,701,864
Financial investments	2,302,672	1,190,483
Trade accounts receivable	3,281,196	1,634,137
Inventories	6,640,049	5,238,014
Taxes recoverable	982,629	826,015
Dividends and interest on capital	10,859	14,986
Prepaid expenses	134,337	101,747
Derivatives operations	3,793	8,387
Other receivables	288,391	180,915
Total current assets	17,419,019	15,896,548
Non-current assets held for sale		359,704
Total Current assets	17,419,019	16,256,252
Non-current assets
Financial investments	10,336
Trade accounts receivable	37,496	70,236
Advances to suppliers	46,464	61,533
Taxes recoverable	987,236	1,088,353
Deferred income tax and social contribution	1,165,726	1,653,115
Judicial deposits	289,737	233,320
Insurance claims	39,802	50,653
Derivatives operations	32,666	29,308
Other receivables	112,997	140,971
Investments in subsidiaries and jointly-controlled investments	101,258	92,313
Property, plant and equipment	29,761,610	29,336,710
Intangible assets	2,727,497	2,809,087
Total Non-current assets	35,312,825	35,565,599
Total assets	52,731,844	51,821,851
Current liabilities
Trade payables	5,058,796	6,545,136
Borrowings	1,184,781	2,594,463
Current	9,691,450	10,437,791
Debentures	27,183
Derivatives operations	6,875	29,042
Payroll and related charges	630,517	562,455
Taxes payable	894,769	624,080
Dividends	3,850	3,083
Advances from customers	353,222	203,216
Leniency agreement	257,347	1,354,492
Sundry provisions	178,676	112,891
Other payables	276,957	476,262
Total Current liabilities	18,564,423	22,942,911
Non-current liabilities held for sale		95,396
Total Current liabilities and Non-current liabilities held for sale	18,564,423	23,038,307
Non-current liabilities
Trade payables		201,686
Non-current	22,176,640	20,736,604
Debentures	286,141
Derivatives operations		861,302
Taxes payable	52,802	24,097
Loan to non-controlling shareholders of Braskem Idesa	1,756,600	1,620,519
Deferred income tax and social contribution	1,005,493	510,523
Post-employment benefits	193,775	162,136
Advances from customers		162,955
Contingencies	1,092,645	985,237
Leniency agreement	1,747,243	1,498,738
Sundry provisions	234,996	206,245
Other payables	148,286	92,792
Total Non-current liabilities	28,694,621	27,062,834
Shareholders' equity
Capital	8,043,222	8,043,222
Capital reserves	232,430	232,430
Revenue reserves	3,945,898	834,616
Additional paid in capital	(488,388)
Other comprehensive income	(5,165,492)	(6,321,859)
Treasury shares	(49,819)	(49,819)
Accumulated losses	(217,550)
Total attributable to the Company's shareholders	6,300,301	2,738,590
Non-controlling interest in subsidiaries	(827,501)	(1,017,880)
Total Shareholders' equity	5,472,800	1,720,710
Total liabilities and shareholders' equity	R$ 52,731,844	R$ 51,821,851